11. EARNINGS (LOSS) PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details
Income (Loss) attributable to common shareholders	$ 329,789	$ 5,997	$ 138,911
Income (Loss) attributable to common shareholders	51,116,744	32,738,087	29,313,952
Share Purchase Optioins not included in dilution	2,080,750	833,250	1,227,000
Warrants outstanding not included in dilution	20,886,308	4,719,641	8,834,641
Finder's Options not included in dilution	412,500